Jul-03-03 12:31pm From- T-319 P.002/002 F-531

Securities Operations

20 Broad Street
New York, NY 10005

tel: 212.656.5026
fax: 212.656.5893
pmadho@nyse.com

03055691

CERT NYS

1-9759

NYSE

RECD S.E.C.
JUL 3 - 2003
081

July 3, 2003

PROCESSED
JUL 08 2003
THOMSON
FINANCIAL

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 1004 -- STOP/1-4
450 Fifth Street, NW
Judiciary Plaza
Washington, DC 20549

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, IMC GLOBAL INC., 7.50% Mandatory Convertible Preferred Shares and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on July 3, 2003. Tentative listing date – July 7, 2003.

Sincerely,

Parasd Madho